Income Taxes - Schedule of Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Current:
Federal
State
Foreign - Current
Foreign – Prior Year
Total Current Tax Provision
Deferred:
Federal
State
Foreign
Total deferred benefit
Total provision (benefit) for income tax